COMMITMENTS AND CONTINGENCIES - Lease term and discount rate (Details)	Oct. 31, 2024
COMMITMENTS AND CONTINGENCIES.
Weighted average remaining lease term (in years)	2 years 2 months 15 days
Weighted average discount rate	4.75%